Leases - Schedule of Lease Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease expenses	$ 24
Short-term lease expenses	29
Total lease expenses	$ 89